Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
16.	Property, plant and equipment

	Leasehold improvements	Fixtures and fittings	Motor vehicles	Computer equipment	Totals
Cost
At December 31, 2016	14,612	2,211	162	4,319	21,304
Additions	7,717	3,230	-	2,000	12,947
Disposals	(249)	(175)	(39)	(364)	(827)
Transfers	-	(177)	-	177	-
Foreign exchange movements	1,373	427	19	431	2,250
At December 31, 2017	23,453	5,516	142	6,563	35,674
Additions	16,086	2,083	-	3,318	21,487
Disposals	(1,489)	(211)	(28)	(61)	(1,789)
Transfers	(1,156)	889	-	101	(166)
Foreign exchange movements	(1,830)	(501)	(5)	(525)	(2,861)
At December 31, 2018	35,064	7,776	109	9,396	52,345
Accumulated depreciation
At December 31, 2016	(2,260)	(971)	(115)	(2,163)	(5,509)
Depreciation for year	(1,674)	(972)	(14)	(988)	(3,648)
Disposals	249	171	28	337	785
Transfers	(98)	61	-	37	-
Foreign exchange movements	(225)	(151)	(11)	(219)	(606)
At December 31, 2017	(4,008)	(1,862)	(112)	(2,996)	(8,978)
Depreciation for year	(4,091)	(1,196)	(14)	(2,037)	(7,338)
Disposals	562	136	28	35	761
Transfers	-	11	-	(11)	-
Foreign exchange movements	375	129	4	230	738
At December 31, 2018	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Net book value
At December 31, 2017	19,445	3,654	30	3,567	26,696
At December 31, 2018	27,902	4,994	15	4,617	37,528

Included within leasehold improvements and computer equipment is respectively $6,312,000 and $nil ($6,312,000 and $nil) of assets that are under the course of construction. Depreciation will commence once they have been brought into use.

Depreciation for all property, plant and equipment is all recorded in selling, general and administrative expenses.